MERGER AGREEMENT AND MERGER ANNOUNCEMENT, MERGER ANNOUNCEMENT, Intermex Holdings, Inc. and Subsidiaries (Details) - USD ($)	Dec. 19, 2017	Dec. 31, 2017
Merger Announcement [Abstract]
Consideration paid in cash	$ 92,000,000
Consideration held in escrow	2,000,000
Consideration paid in equity	161,000,000
Intermex Holdings, Inc. and Subsidiaries [Member]
Merger Announcement [Abstract]
Consideration paid in cash	92,000,000
Consideration held in escrow	2,000,000	$ 639,662
Consideration paid in equity	$ 161,000,000